Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
August 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		0.31%
Dividend yield		0.00%
Volatility		100.00%
Stock price		$ 0.35
Weighted average life		3 years
February 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		0.26%
Dividend yield		0.00%
Volatility		100.00%
Stock price		$ 0.40
Weighted average life		3 years
April 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		2.34%
Dividend yield		0.00%
Volatility		120.00%
Stock price		$ 0.30
Weighted average life		2 years
March Two Thousand Twenty Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	3.40%
Dividend yield	0.00%
Volatility	120.00%
Stock price	$ 0.11
Weighted average life	3 years